Acquisitions (Summary of Estimated Amounts Recognized on Acquired Identifiable Intangible Assets and their Respective Lives) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended	12 Months Ended	1 Months Ended
	Dec. 31, 2014	Jul. 31, 2012	Dec. 31, 2012	Jul. 31, 2013	Dec. 31, 2013	Mar. 31, 2014
Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	1 year
Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	20 years
Trade Names [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	5 years
Trade Names [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	20 years
Technologies [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	1 year
Technologies [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	15 years
Customer Relationships [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	3 years
Customer Relationships [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	13 years
Lease Agreement [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life	5 years
Transaction completed in 2012 for Dragonbio [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets		$ 35,153
Transaction completed in 2012 for Dragonbio [Member] | Trade Names [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life		15 years
Total Intangible Assets		905
Transaction completed in 2012 for Dragonbio [Member] | Technologies [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life		15 years
Total Intangible Assets		20,455
Transaction completed in 2012 for Dragonbio [Member] | Customer Relationships [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life		12 years
Total Intangible Assets		13,793
Transactions Completed in 2012 for Other PRC Entities [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets			13,248
Transactions Completed in 2012 for Other PRC Entities [Member] | Trade Names [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets			1,712
Transactions Completed in 2012 for Other PRC Entities [Member] | Trade Names [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			9 years
Transactions Completed in 2012 for Other PRC Entities [Member] | Trade Names [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			15 years
Transactions Completed in 2012 for Other PRC Entities [Member] | Technologies [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets			4,855
Transactions Completed in 2012 for Other PRC Entities [Member] | Technologies [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			6 years
Transactions Completed in 2012 for Other PRC Entities [Member] | Technologies [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			15 years
Transactions Completed in 2012 for Other PRC Entities [Member] | Customer Relationships [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets			6,681
Transactions Completed in 2012 for Other PRC Entities [Member] | Customer Relationships [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			9 years
Transactions Completed in 2012 for Other PRC Entities [Member] | Customer Relationships [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life			12 years
Transactions Completed in 2013 for ZONARE [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets				49,100
Transactions Completed in 2013 for ZONARE [Member] | Technologies [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets				43,800
Transactions Completed in 2013 for ZONARE [Member] | Technologies [Member] | Minimum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life				1 year
Transactions Completed in 2013 for ZONARE [Member] | Technologies [Member] | Maximum [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life				13 years
Transactions Completed in 2013 for ZONARE [Member] | Customer Relationships [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life				12 years
Total Intangible Assets				5,300
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets					8,840
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] | Trade Names [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life					20 years
Total Intangible Assets					1,046
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] | Technologies [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life					10 years
Total Intangible Assets					1,512
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] | Customer Relationships [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life					6 years
Total Intangible Assets					6,005
Transactions Completed in 2013 for Beijing Precil Instrument Co., Ltd. And Ulco Medical Pty. Ltd. [Member] | Lease Agreement [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life					5 years
Total Intangible Assets					277
Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member]
Acquired Intangible Assets by Major Class [Line Items]
Total Intangible Assets						10,388
Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] | Trade Names [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life						15 years
Total Intangible Assets						845
Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] | Technologies [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life						15 years
Total Intangible Assets						4,116
Transactions Completed in 2014 for Shanghai Long Island Biotec. Co., Ltd. [Member] | Customer Relationships [Member]
Acquired Intangible Assets by Major Class [Line Items]
Useful life						13 years
Total Intangible Assets						$ 5,427